SHARE-BASED COMPENSATION - Summary of RSUs Activity (Detail) - RSUs [Member] - shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Unvested balance at January 1, 2022	2,991,804
Granted	4,919,577
Vested	(648,588)
Forfeited	(1,361,932)
Cancelled	(480,487)	(330,428)
Unvested balance at December 31, 2022	5,420,374	2,991,804